Reclamation Liabilities - Schedule Of Change In Asset Retirement Obligation And Balance Of Reclamation Liabilities Including Asset Retirement Obligation Non Current (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Reclamation Liabilities Non Current [Abstract]
Asset retirement obligation — beginning of period	$ 191	$ 79	$ 0
Obligation incurred during the period	0	106	79
Revisions to previous estimates	0	(3)	0
Accretion	3	9	0
Asset retirement obligation — end of period	194	191	79
Accrued reclamation costs	298	298	298
Total	$ 492	$ 489	$ 377